As filed with the Securities and Exchange Commission on April 16, 2013

Securities Act File No. 333-184782

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

(Check appropriate box or boxes)

PRAXIS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

1110 N. Main Street

Goshen, Indiana 46528

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 977-2947

Anthony Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

COPIES TO:

Benjamin Doherty, Esq.

JPMorgan Chase Bank, N.A.

70 Fargo Street, Suite 3 East

Boston, Massachusetts 02210

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

This Amendment to the Registration Statement on Form N-14 of Praxis Mutual Funds (the “Trust”), filed with the Commission on November 6, 2012 (Accession No. 0001144204-12-059740; 1933 Act Registration No. 333-184782) (the “Registration Statement”), is being filed solely to add Exhibit (12) to the Registration Statement. The prospectus and statement of additional information included in the Registration Statement are incorporated herein by reference.

N-14 PART C

Praxis Mutual Funds

OTHER INFORMATION

Item 15.	Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (Exhibit (a)(1), and Article VI of the Registrant’s By-Laws (Exhibit (b), which are incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund’s Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

Subject to the rules on incorporation by reference, give a list of all exhibits filed as part of the registration statement.

Exhibits:

(1)	(a) Amended and Restated Agreement and Declaration of Trust (2)

(b) Certificate of Trust (1)

(2)	(a) By-Laws (2)

(b) Certificates for Shares are not issued. Articles III and V of the Registrant’s Declaration of Trust define rights of holders of Shares.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization(13)

(5)	Certificates for Shares are not issued. Articles III and V of the Registrant’s Declaration of Trust define rights of holders of Shares.

(6)	(a) Investment Advisory Agreement (with respect to Praxis Growth Index Fund) (10)

(b) Sub-Advisory Agreement with Davis Selected Advisers, L.P. (with respect to the Praxis Core Stock Fund) (9)

(c) Schedule A to the Investment Advisory Agreement (12)

(7)	(a) Form of Underwriting Agreement between the Registrant and BHIL Distributors, Inc.(11)

(8)	Not Applicable.

(9)	(a) Form of Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A.(11)

(10)	(a) Distribution Services Plan — Class A Shares (4)

(b) Distribution Services Plan — Class B Shares (4)

(11)	Legal Opinion and Consent of Counsel(13)

(12)	Opinion and Consent of Counsel as to certain tax matters related to the Reorganization is filed herewith.

(13)	(h) Administration, Accounting Services, Transfer Agency, and Shareholder Services Agreement between the Registrant and Integrated Fund Services, Inc. (9)

(i) Compliance Services Agreement between the Registrant and Integrated Fund Services, Inc.(9)

(j) Expense Limitation Agreement between the Registrant and MMA Capital Management (with respect to Praxis Intermediate Income Fund, Praxis Growth Index Fund and Praxis Small Cap Fund)(11)

(k) Expense Limitation Agreement between the Registrant and MMA Capital Management (with respect to all Funds) (12)

(m) Expense Limitation Agreement between the Registrant and Everence Capital Management (with respect to the Intermediate Income Fund, Growth Index Fund, Small Cap Fund, International Fund, International Index Fund, Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund), as filed in Post-Effective Amendment No. 39 to the Registration Statement filed on April 30, 2012, and incorporated by reference herein.

(14)	Consent of Accountant(13)

(15)	Omitted financial statements.

(16)	(a) Signed Power of Attorney filed in Post-Effective Amendment No. 23 to the Registration Statement on February 14, 2007.

(b) Signed Power of Attorney filed in Post-Effective Amendment No. 23 to the Registration Statement on February 14, 2007.

(c) Signed Power of Attorney filed in Post-Effective Amendment No. 25 to the Registration Statement on May 1, 2008.

(d) Signed Power of Attorney dated October 2, 2012(13)

(17)	(a) Code of Ethics of the Praxis Mutual Funds (5)

(b) Code of Ethics of MMA Capital Management (7)

(c) Code of Ethics of Evergreen Investment Management Company, LLC (7)

(d) Code of Ethics of Davis Selected Advisers L.P.(9)

(e) Code of Ethics of IFS Fund Distributors, Inc.(9)

(f) Code of Ethics of BHIL Distributors, Inc.(11)

1.	Filed in Registrant’s initial Registration Statement on September 30, 1993, and incorporated by reference herein.
2.	Filed in Pre-Effective Amendment No. 1 to the Registration Statement on December 13, 1993, and incorporated by reference herein.
3.	Filed in Pre-Effective Amendment No. 2 to the Registration Statement on December 28, 1993, and incorporated by reference herein.
4.	Filed in Post-Effective Amendment No. 8 to the Registration Statement on March 3, 1999 and incorporated by reference herein.
5.	Filed in Post-Effective Amendment No. 13 to the Registration Statement filed on April 30, 2001 and incorporated by reference herein.
6.	Filed in Post-Effective Amendment No. 16 to the Registration Statement filed on February 27, 2004 and incorporated by reference herein.
7.	Filed in Post-Effective Amendment No. 18 to the Registration Statement filed on March 1, 2005 and incorporated by reference herein.
8.	Filed in Post-Effective Amendment No. 19 to the Registration Statement filed on April 29, 2005 and incorporated by reference herein.
9.	Filed in Registrant’s Post-Effective Amendment No. 20 to the Registration Statement filed on February 3, 2006, and incorporated by reference herein.
10.	Filed in Post-Effective Amendment No. 24 to the Registration Statement filed on May 1, 2007, and incorporated by reference herein.
11.	Filed in Post-Effective Amendment No. 26 to the Registration Statement filed on May 1, 2009, and incorporated by reference herein.
12.	Filed in Post-Effective Amendment No. 34 to the Registration Statement filed on January 3, 2011, and incorporated by reference herein.
13.	Filed in Pre-Effective Amendment No. 1 to the Registration Statement filed on November 8, 2012, and incorporated by reference herein.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 ( the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Goshen and State of Indiana, on the 16th day of April, 2013.

Praxis Mutual Funds	By:	/s/ David Gautsche
Registrant		President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and the 16th day of April, 2013.

SIGNATURE	TITLE

/s/ David Gautsche	President
David Gautsche

/s/ Trent Statczar	Treasurer
Trent Statczar
(Principal Financial Officer)

/s/ Larry Miller	Trustee
Larry Miller

*	Chairman[1] and Trustee
R. Clair Sauder

*	Trustee
Don Weaver

*	Trustee
Karen Klassen Harder

*	Trustee
Donald E. Showalter

*	Trustee
Bruce Harder

*	Trustee
Candace L. Smith

* By:

/s/ Anthony H. Zacharski
Anthony H. Zacharski
Attorney-in-fact

*	Pursuant to Power of Attorney filed on November 8, 2012.
[1]	Howard L. Brenneman retired as Chairman effective on November 19, 2012.

Exhibit Index

(12) Legal Opinion as to certain tax matters relating to the Reorganization.